Stock Options and Warrants (Details 5) - $ / shares		1 Months Ended			6 Months Ended	12 Months Ended
	Sep. 22, 2014	Nov. 30, 2013	Aug. 31, 2013	Apr. 30, 2013	Jun. 30, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, Begining					9,784,016
Exchanged for Common Stock	533,334	30,000	8,260	37,340
Outstanding, Ending					339,043	9,784,016
Number of warrants exercisable					339,043
Weighted Average Exercise Price
Issued for Senior Notes and Services	$ 13.50
Warrants exercisable					$ 17.81	$ 0.54
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, Begining					195,681	12,623
Issued						183,063
Exercised
Exchanged for Common Stock					(81,942)
Issued for Senior Notes and Services					225,304
Outstanding, Ending					339,043	195,681
Number of warrants exercisable						195,686
Weighted Average Exercise Price
Outstanding, Begining					$ 26.94	$ 39.88
Issued						$ 26.04
Exercised
Exchanged for Common Stock					5.50
Issued for Senior Notes and Services					12.50
Outstanding, Ending					$ 17.81	$ 26.94
Warrants exercisable						$ 26.94